UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2007
                                                --------------------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Swiftwater Capital Management, LP
           ---------------------------------
Address:   856 South Pleasantburg Drive
           ----------------------------
           Greenville, South Carolina 29607
           --------------------------------

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen A. DePiero
         -----------------------
Title:   Chief Financial Officer
         -----------------------
Phone:   (864) 990-3233
         -----------------------

Signature, Place, and Date of Signing:


    /s/ STEPHEN A. DEPIERO           Greenville, SC           August 13, 2007
------------------------------   ------------------------   --------------------
          [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-
   -----------------            ---------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                         --------------------------
Form 13F Information Table Entry Total:                 51
                                         ---------------------------
Form 13F Information Table Value Total:           $174,227
                                         ---------------------------
                                                 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.       Form 13F File Number            Name

                NONE
     ------     ------------------------------------------------------


                                                       FORM 13F INFORMATION TABLE

      COLUMN 1                    COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8
   --------------              --------------   --------   --------   ------------------   ----------  -------- --------------------
                                                            VALUE     SHRS OR   SH / PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
   --------------              --------------   --------   --------   -------   ---  ----  ----------  -------- ------  ------  ----
4 KIDS ENTMT INC               COM              350865101        777     51800  SH          SOLE                 51800
ACUSPHERE INC                  COM              00511R870        920    428100  SH          SOLE                428100
AMERICAN HOME MTG INVT CORP    COM              02660R107       1152     62700  SH          SOLE                 62700
ARQULE INC                     COM              04269E107         71     10000  SH          SOLE                 10000
ASPREVA PHARMACEUTICALS CORP   COM              04538T109        346     20000  SH          SOLE                 20000
AVI BIOPHARMA INC              COM              002346104        717    256000  SH          SOLE                256000
BANK OF AMERICA CORPORATION    COM              060505104      14667    300000  SH   CALL   SOLE                     0
BEARINGPOINT INC               COM              074002106        197     27000  SH          SOLE                 27000
BERKSHIRE HATHAWAY INC DEL     CL B             084670207       1283       356  SH          SOLE                   356
BERKSHIRE HATHAWAY INC
 DEL CL A                      CL A             084670108        547         5  SH          SOLE                     5
BOFI HLDG INC                  COM              05566U108        492     68000  SH          SOLE                 68000
BORDERS GROUP INC              COM              099709107        743     39000  SH          SOLE                 39000
CELEBRATE EXPRESS INC          COM              15100A104        118     13030  SH          SOLE                 13030
CELL GENESYS INC               COM              150921104        118     35371  SH          SOLE                 35371
CHESAPEAKE ENERGY CORP         COM              165167107        934     27000  SH          SOLE                 27000
COLEY PHARMACEUTICAL
 GROUP I                       COM              19388P106        289     80000  SH          SOLE                 80000
COMBINATORX INC                COM              20010A103        713    115600  SH          SOLE                115600
COMPUCREDIT CORP               COM              20478N100        735     21000  SH          SOLE                 21000
CROWN CRAFTS INC               COM              228309100        534    122233  SH          SOLE                122233
DURECT CORP                    COM              266605104        399    103700  SH          SOLE                103700
FORBES MEDI-TECH INC           COM              344907100        273    362000  SH          SOLE                362000
HARVEST NATURAL RESOURCES
 IN                            COM              41754V103        738     62000  SH          SOLE                 62000
HOME DEPOT INC                 COM              437076102      24437    621000  SH   CALL   SOLE                     0
IDENIX PHARMACEUTICALS INC     COM              45166R204        412     69801  SH          SOLE                 69801
INDYMAC BANCORP INC            COM              456607100        656     22500  SH          SOLE                 22500
IOMAI CORP COM                 COM              46202P103        209    115000  SH          SOLE                115000
IRSA INVERSIONES Y REP S A     GLOBL DEP RCPT   450047204        426     23000  SH          SOLE                 23000
I-TRAX INC                     COM NEW          45069D203        735    176600  SH          SOLE                176600
MEDECISION INC                 COM              58406P102        470     94299  SH          SOLE                 94299
MOMENTA PHARMACEUTICALS INC    COM              60877T100        832     82500  SH          SOLE                 82500
MUELLER WTR PRODS INC          COM SER B        624758207        150     10000  SH          SOLE                 10000
NEVADA GOLD & CASINOS INC      COM NEW          64126Q206        556    276834  SH          SOLE                276834
NEWCASTLE INVT CORP            COM              65105M108        268     10700  SH          SOLE                 10700
NICHOLAS FINANCIAL INC         COM NEW          65373J209        258     24000  SH          SOLE                 24000
NOKIA CORP                     SPONSORED ADR    654902204       2929    104200  SH   CALL   SOLE                     0
OXIGENE INC                    COM              691828107        617    155000  SH          SOLE                155000
PFIZER INC                     COM              717081103       1632     64600  SH   CALL   SOLE                     0
PHARMION CORP                  COM              71715B409        290     10000  SH          SOLE                 10000
PINNACLE AIRL CORP             COM              723443107        600     32000  SH          SOLE                 32000
QAD INC                        COM              74727D108        140     16864  SH          SOLE                 16864
ROCKWELL MEDICAL TECH          COM              774374102        454     82500  SH          SOLE                 82500
SCICLONE PHARMACEUTICALS INC   COM              80862K104        209     85000  SH          SOLE                 85000
SPECTRUM PHARMACEUTICALS INC   COM              84763A108        488     68000  SH          SOLE                 68000
SPRINT NEXTEL CORP             COM FON          852061100       7631    368500  SH   CALL   SOLE                     0
TRC COS INC                    COM              872625108        148     10000  SH          SOLE                 10000
UNITED WESTN BANCORP INC COM   COM              913201109        202      8000  SH          SOLE                  8000


                                                       FORM 13F INFORMATION TABLE

      COLUMN 1                    COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8
   ---------------             --------------   --------   --------   ------------------   ----------  -------- --------------------
                                                            VALUE     SHRS OR   SH / PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
   --------------              --------------   --------   --------   -------   ---  ----  ----------  -------- ------  ------  ----
VALENCE TECHNOLOGY INC         COM              918914102        261    235000  SH          SOLE                235000
VION PHARMACEUTICALS INC       COM              927624106        265    245000  SH          SOLE                245000
WAL MART STORES INC            COM              931142103     100564   2090300  SH   CALL   SOLE                     0
WASHINGTON POST CO             CL B             939640108       1329      1713  SH          SOLE                  1713
YRC WORLDWIDE INC              COM              984249102        294      8000  SH          SOLE                  8000